Leases (Tables)	6 Months Ended	12 Months Ended
	Apr. 30, 2026	Oct. 31, 2025
Leases [Abstract]
Schedule of Balance Sheet Information Related to Operating Lease

Supplemental balance sheet information related to operating lease was as follows:

	April 30, 2026	October 31, 2025
Right-of-use assets	$123,489	$71,482

Operating lease liabilities – current	$49,596	$13,145
Operating lease liabilities – non-current	$44,785	$57,841
Total operating lease liabilities	$94,381	$70,986

Supplemental balance sheet information related to operating lease was as follows:

	October 31, 2025	October 31, 2024
Right-of-use assets	$71,482	$86,441

Operating lease liabilities – current	$13,145	$47,895
Operating lease liabilities – non-current	$57,841	$—
Total operating lease liabilities	$70,986	$47,895

Schedule of Maturities of Lease Liabilities

The following is a schedule, by fiscal years, of maturities of lease liabilities as of April 30, 2026:

2027	52,210
2028	16,042
2029	16,042
2030	16,042
Total lease payments	100,336
Less: imputed interest	5,955
Present value of lease liabilities	$94,381

The following is a schedule, by fiscal year, of maturities of lease liabilities as of October 31, 2025:

2026	15,532
2027	15,532
2028	15,532
2029	15,532
2030	15,533
Total lease payments	77,661
Less: imputed interest	6,675
Present value of lease liabilities	$70,986

The following is a schedule, by fiscal year, of maturities of lease liabilities as of October 31, 2025:

2026	$15,532	$47,895
2027	15,532	-
2028	15,532	-
2029	15,532	-
2030	15,533	-
Total lease payments	77,661	49,583
Less: imputed interest	$(6,675)	$(1,688)
Present value of lease liabilities	$70,986	$47,895